Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of movements of share capital

	At December 31,
	2020	2019	2018
At the beginning of the period	160,022	160,022	1,500,000
Reverse stock split (1)	—	—	(1,351,883)
Initial Public Offering (2)	—	—	11,905
Capital Increase (3)	3,201	—	—
At the end of the year	163,223	160,022	160,022

(1) On January 19, 2018, ACI Airports S.à r.l. (the “Shareholder”) approved a 1-to-10.12709504 reverse stock split of its common shares, consequently decreasing the outstanding common shares from 1,500,000,000 common shares to 148,117,500 common shares (the “Reverse Stock Split”). The nominal value of USD 1.00 of each common share did not change as a result of the Reverse Stock Split. It implied a reduction of share capital of USD 1,351,883 and an increase in Non-Distributable Reserves. In accordance with the provisions of the amended and restated articles of association of the Company, the non-distributable reserve may be distributed to its shareholders, from time to time, on a pro rata basis.

(2) On February 2, 2018, CAAP submitted the final prospectus to the U.S. Securities and Exchange Commission as an initial public offering of common shares of Corporación América Airports S.A. which was declared effective by such commission. The offering was of 11,904,762 common shares with a nominal value of USD 1 and the Shareholder offered 16,666,667 common shares which were fully subscribed. As a consequence of the Initial Public Offering, the share capital of CAAP has increased to 160,022,262 shares. The initial public offering price per common share was USD 17.00. As a result, CAAP had proceeds of USD 195,601 net of underwriting discounts and commissions but before other issuing expenses.

On February 5, 2018, the Executive Committee; in accordance with (i) the provisions of the articles of associations of the Company, and (ii) the resolutions taken by the Company´s board of directors which determined and confirmed the creation and composition of the Executive Committee and also the powers delegated to it with respect of the Initial Public Offering; resolved to approve the issuance of the new shares, acknowledged having received sufficient evidence showing that the subscription price of the new shares had been paid, and the amendment of the articles of associations in respect of the new share capital of USD 160,022,262.

(3) On August 20, 2020, the Company approved a management share compensation plan. On October 9, 2020, as part of the aforementioned plan, CAAP has increased its share capital by the amount of USD 3.2 million through the issuance of 3,200,445 new shares having a nominal value of USD 1 each. As a result of the issuance, the share capital of the Company increased from 160,022,262 to 163,222,707 shares. The New Shares were subscribed for a total price of USD 6.1 million (a subscription price of USD 1.92 per new share, being the market price as of October 8, 2020).

Schedule of free distributable reserves

	At December 31,
	2020	2019	2018
At the beginning of the period	180,486	180,486	—
Share premium	—	—	190,476
Underwriting discounts and expenses	—	—	(9,990)
Capital Increase (Note 25 a)	2,944	—	—
At the end of the year	183,430	180,486	180,486

Schedule of movements of other reserves
s
	2020	2019	2018
At the beginning of the year	(1,324,887)	(1,324,731)	(1,344,008)
Change in participations (*)	2,027	(60)	19,112
Share-based compensation reserve (Note 29)	1,800	—	—
Remeasurement of defined benefit obligations net for income tax	(82)	(96)	165
	(1,321,142)	(1,324,887)	(1,324,731)

(*) This consists mainly in change in participations in Corporación América S.A. and in Italian subsidiaries, see Note 25 e).

Schedule of movements of the reserve of other comprehensive income

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	income from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2020	(414,777)	198	(40,726)	(63)	63,402	(391,966)
Other comprehensive (loss)/income for the year	(24,630)	(106)	(541)	24	—	(25,253)
For the year ended December 31, 2020	(439,407)	92	(41,267)	(39)	63,402	(417,219)

Balances at January 1, 2019	(401,444)	330	(40,761)	(99)	63,402	(378,572)
Other comprehensive (loss)/income for the year	(13,333)	(132)	35	36	—	(13,394)
For the year ended December 31, 2019	(414,777)	198	(40,726)	(63)	63,402	(391,966)

Balances at January 1, 2018	(241,091)	123	(39,611)	(57)	63,402	(217,234)
Other comprehensive (loss)/income for the year	(160,353)	207	(1,150)	(42)	—	(161,338)
For the year ended December 31, 2018	(401,444)	330	(40,761)	(99)	63,402	(378,572)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

Schedule of movements of the non- controlling interest

	2020	2019	2018
At the beginning of the year	434,725	454,453	335,359
Adjustment on initial application of IAS 29	—	—	196,408
Adjustment on adoption of IFRS 9 (net of tax)	—	—	542
Adjusted balance at January 1,	434,725	454,453	532,309
Shareholder contributions (1)	—	27,506	43,703
Loss for the year	(108,840)	(14,919)	(17,724)
Other comprehensive (loss) / income
Currency translation	(7,934)	(11,514)	(87,359)
Remeasurement of defined benefit obligations	(138)	(125)	137
Reserve for income tax	32	13	(25)
	(8,040)	(11,626)	(87,247)
Changes in non-controlling interest
Changes in the participations –acquisitions (2) (3)	(1,968)	10	(32,442)
Changes in the participations – sales (4)	—	—	29,611
Dividends approved	(1)	(20,699)	(13,757)
	(1,969)	(20,689)	(16,588)
Non-controlling interest at the end of the year	315,876	434,725	454,453

[1] Corresponds to contributions made by the non-controlling interest in Inframerica Concessionária do Aeroporto de Brasilia S.A.

[2] On February 19, 2018, CAI purchased an additional 4.568%  (850,235 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Pisa, for a purchase price of €15.80 per share, paying a total amount of € 13,434 (approximately USD 16,513). On June 25, 2018, CAI purchased an additional 6.58%  (1,225,275 shares) of the share capital of Toscana Aeroporti S.p.A from Fondazione Cassa di Risparmio di Firenze, for a purchase price of €16.50 per share, paying a total amount of € 20,200 (approximately USD 24,218). As a result of these acquisitions, CAI holds approximately 62.28% of Toscana Aeroporti’s share capital.

[3] On November 24, 2020, Cedicor S.A.’s contributions in Corporación América S.A. were capitalized increasing its participation from 95.37% to 95.80%.

[4] On July 25, 2018, CAAP entered into a share purchase agreement whereby CAAP sold 25% of its wholly owned subsidiary Corporación America Italia S.p.A. (“CAI”) to Investment Corporation of Dubai (“ICD”), the principal investment arm of the Government of Dubai. On September 12, 2018, the aforementioned transaction was completed, DICASA sold 25% of the share capital of CAI to ICD, for a seller price of € 1,504.3 per share, receiving a total amount of € 48,890 (approximately USD 56,638). As a result of the sale, DICASA holds 75% of CAI’s share capital.